Loans - Schedule of Legacy Loans on Nonaccrual Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	$ 50,928	$ 34,970
Interest income if non-accrual loans had been current	2,100	1,800	$ 2,900
Commercial Loans | Commercial Real Estate - Construction
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	120	69
Commercial Loans | Commercial Real Estate - Other
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	15,422	6,859
Commercial Loans | Commercial and Industrial
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	6,659	3,025
Commercial Loans | Energy-Related
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	7,081	27
Residential Mortgage | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	13,674	14,362
Consumer and Other Loans | Consumer - Home Equity
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	5,628	7,404
Consumer and Other Loans | Consumer - Indirect Automobile
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	1,181	1,419
Consumer and Other Loans | Consumer - Credit Card
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	394	1,032
Consumer and Other Loans | Consumer - Other
Financing Receivable, Recorded Investment, Past Due
Total loans on nonaccrual status	$ 769	$ 773